/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , October  31, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
10/7/99     Shares of        53,600           6.3125           7.26      Merrill
            Beneficial                                                   Lynch
            Interest
10/12/99    Shares of        100,000          6.3125           7.22      Merrill
            Beneficial                                                   Lynch
            Interest
10/13/99    Shares of        100,000          6.3125           7.20      Merrill
            Beneficial                                                   Lynch
            Interest
10/15/99    Shares of        100,000          6.25             7.21      Merrill
            Beneficial                                                   Lynch
            Interest
10/21/99    Shares of        26,900           6.1875           7.19      Merrill
            Beneficial                                                   Lynch
            Interest
10/22/99    Shares of        100,000          6.25             7.18      Merrill
            Beneficial                                                   Lynch
            Interest
10/26/99    Shares of        150,000          6.25             7.18      Merrill
            Beneficial                                                   Lynch
            Interest
10/27/99    Shares of        150,000          6.25             7.19      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  780,500
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer